Segment and Geographic Information	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Segment and Geographic Information
23.	SEGMENT AND GEOGRAPHIC INFORMATION

The Group has three operating segments (1) commodities brokerage services, (2) online financial information and advisory service, and other related services in PRC, (3) Hong Kong brokerage services. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision-makers in deciding how to allocate resources and in assessing performance. The Group’s chief executive officer has been identified as the chief operating decision makers. The Group’s chief operating decision maker directs the allocation of resources to operating segments based on the profitability and cash flows of each respective segment.

The Group evaluates performance based on several factors, including net revenue, cost of revenue, operating expenses, income from operation. The following tables show the operations of the Group’s operating segments:

For the year ended December 31, 2018

	Commodities brokerage services	Subscription services and other related services	Hong Kong brokerage services	Consolidated
Net revenues	$49,960	$34,498,830	$22,440,556	$56,989,346
Less: intersegment sales	—	(11,414,814)	(96,606)	(11,511,420)
Net revenues from external customer	49,960	23,084,016	22,343,950	45,477,926
Cost of revenues	2,813	6,257,144	11,205,210	17,465,167
Less: intersegment cost of revenues	—	(623,252)	—	(623,252)
Cost of revenues after elimination	2,813	5,633,892	11,205,210	16,841,915
Operating expenses:
General and administrative	3,231,080	7,094,670	4,071,812	14,397,562
Product development	321,648	24,394,373	—	24,716,021
Sales and marketing	2,062,382	17,577,075	2,520,731	22,160,188
Loss from impairment of intangible assets	—	—	—	—
Loss from impairment of goodwill	—	—	—	—
Total segments operating expenses	5,615,110	49,066,118	6, 592,543	61,273,771
Less: intersegment operating expenses	—	(10,791,561)	(238,109)	(11,029,670)
Total operating expenses	5,615,110	38,274,557	6,354,434	50,244,101
Government subsidies	—	—	—	—
Income (loss) from operations	$(5,567,963)	$(20,824,433)	$4,784,306	$(21,608,090)
Total segments assets	13,270,815	155,233,577	76,274,814	244,779,206
Less: intersegment asset.	(12,624,577)	(131,472,347)	(19,992,932)	(164,089,856)
Total assets	$646,238	$23,761,230	$56,281,882	$80,689,350

For the year ended December 31, 2017

	Commodities brokerage services	Subscription services and other related services	Hong Kong brokerage services	Consolidated
Net revenues	$3,698,857	$23,984,993	$25,497,974	$53,181,824
Less: intersegment sales	(1,110,431)	(9,232,502)	(216,241)	(10,559,174)
Net revenues from external customer	2,588,426	14,752,491	25,281,733	42,622,650
Cost of revenues	(60,504)	7,453,185	14,540,997	21,933,678
Less: intersegment cost of revenues	—	—	—	—
Cost of revenues after elimination	(60,504)	7,453,185	14,540,997	21,933,678
Operating expenses:
General and administrative	4,511,167	7,565,268	3,930,479	16,006,914
Product development	1,776,007	23,502,362	—	25,278,369
Sales and marketing	11,115,488	16,830,525	2,933,763	30,879,776
Loss from impairment of intangible assets	—	291,817	—	291,817
Loss from impairment of goodwill	—	—	—	—
Total segments operating expenses	17,402,662	48,189,972	6,864,242	72,456,876
Less: intersegment operating expenses	(1,110,431)	(9,439,947)	(689,002)	(11,239,380)
Total operating expenses	16,292,231	38,750,025	6,175,240	61,217,496
Government subsidies	230,174	—	—	230,174
Income (loss) from operations	$(13,413,127)	$(31,450,719)	$4,565,496	$(40,298,350)
Total segments assets	21,569,350	187,122,375	89,004,771	297,696,496
Less: intersegment asset.	(13,995,983)	(149,214,015)	(19,882,645)	(183,092,643)
Total assets	$7,573,367	$37,908,360	$69,122,126	$114,603,853

For the year ended December 31, 2016

	Commodities brokerage services	Subscription services and other related services	Hong Kong brokerage services	Consolidated
Net revenues	$69,980,296	$16,654,534	$8,956,501	$95,591,331
Less: intersegment sales	(10,003,579)	(2,529,856)	—	(12,533,435)
Net revenues from external customer	59,976,717	14,124,678	8,956,501	83,057,896
Cost of revenues	5,729,464	10,392,343	4,258,451	20,380,258
Less: intersegment cost of revenues	—	—	—	—
Cost of revenues after elimination	5,729,464	10,392,343	4,258,451	20,380,258
Operating expenses:
General and administrative	6,026,102	10,090,294	3,992,953	20,109,349
Product development	3,374,144	12,995,022	—	16,369,166
Sales and marketing	46,648,934	13,029,524	1,054,695	60,733,153
Loss from impairment of intangible assets	1,111,149	—	—	1,111,149
Loss from impairment of goodwill	6,659,691	—	—	6,659,691
Total segments operating expenses	63,820,020	36,114,840	5,047,648	104,982,508
Less: intersegment operating expenses	(10,003,579)	(2,524,975)	(277,731)	(12,806,285)
Total operating expenses	53,816,441	33,589,865	4,769,917	92,176,223
Government subsidies	1,194,775	—	—	1,194,775
Income (loss) from operations	$1,625,587	$(29,857,530)	$(71,867)	$(28,303,810)
Total segments assets	42,343,571	197,412,591	77,656,701	317,412,863
Less: intersegment balances	(13,508,587)	(116,348,234)	(19,932,216)	(149,789,037)
Total assets	$28,834,984	$81,064,357	$57,724,485	$167,623,826

Enterprise wide disclose

The Group derives revenue from external customers for each of the following services during the years presented:

	Years ended December 31,
	2016	2017	2018
Commodities brokerage services revenues	$59,976,717	$2,588,426	$49,960
Financial information and advisory services revenues	10,696,523	10,271,822	14,891,267
Advertising revenues	2,893,707	3,588,499	7,312,947
Hong Kong brokerage services revenues	8,956,501	25,281,733	22,343,950
Others	534,448	892,170	879,802
Total revenue from external customers	$83,057,896	$42,622,650	$45,477,926

Substantially all of the Company’s revenues for the years ended December 31, 2016, 2017 and 2018 were generated from the PRC and Hong Kong.

As of December 31, 2016, 2017 and 2018, respectively, substantially all of long-lived assets of the Group are located in the PRC and Hong Kong.